DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 2 – DISCONTINUED OPERATIONS

The Company has classified its former telesales call center and external agent produced agency business as discontinued operations. During the first quarter of 2009, the Company ceased the direct marketing and sale of health and life insurance and related products to individuals and families in its telesales call center. The Company also determined to discontinue selling health and life insurance and related products to individuals and families through its non-employee ISG agents. On February 20, 2009, the Company entered into and completed the sale of its agency business to an unaffiliated third party, pursuant to the terms of a client transition agreement.

The financial position of discontinued operations was as follows:

	September 30, 2015	December 31, 2014

Accounts receivable	$14,107	$19,783
Net current assets of discontinued operations	$14,107	$19,783

The results of discontinued operations do not include any allocated or common overhead expenses. The results of operations of discontinued operations were as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2015	2014	2015	2014
Revenues:
Commission and other revenue from carriers	$3,633	$5,861	$12,320	$23,099
Transition policy commission pursuant to the Agreement	39,680	56,884	126,208	186,451

	43,313	62,745	138,528	209,550

Operating expenses:
Other general and administrative	6,267	6,267	21,745	21,055

	6,267	6,267	21,745	21,055

Income from discontinued operations	$37,046	$56,478	$116,782	$188,495

NOTE 2 – DISCONTINUED OPERATIONS

The Company has classified its former telesales call center and external agent produced agency business as discontinued operations. During the first quarter of 2009, the Company ceased the direct marketing and sale of health and life insurance and related products to individuals and families in its Telesales call center. The Company also determined to discontinue selling health and life insurance and related products to individuals and families through its non employee agents. On February 20, 2009, the Company entered into and completed the sale of the agency business to an unaffiliated third party, pursuant to the terms of a client transition agreement.

Revenue Recognition for Discontinued Operations

Our discontinued operations generate revenue primarily from transition policy commissions pursuant to the client transition agreement, renewal commissions paid to the Company by insurance companies based upon the insurance policies sold to consumers by the Company’s Telesales call center.

We recognize commissions and other revenue from carriers after we receive notice that the insurance carrier has received payment of the related premium. The Company recognizes as revenue commission payments received in connection with the client transition agreement upon the Company’s notification of such amounts.

The financial position of discontinued operations was as follows:

	December 31, 2014	December 31, 2013

Accounts receivable	$19,783	$31,540
Net current assets of discontinued operations	$19,783	$31,540

The results of discontinued operations do not include any allocated or common overhead expenses. The results of operations of discontinued operations were as follows:

	For the Year ended December 31,
	2014	2013
Revenues:
Commission and other revenue from carriers	$28,068	$64,823
Transition policy commission pursuant to the Agreement	238,547	351,239

	266,615	416,062

Operating expenses:
Other general and administrative	27,055	23,895

	27,055	23,895

Income from discontinued operations	$239,560	$392,167